Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks — 0.0%

United States — 0.0%
Bristow Group, Inc.(a)(b)		2,526	$23,643

Total Common Stocks — 0.0% (Cost — $83,381)			23,643

	Par (000)

Asset-Backed Securities — 16.9%
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(a)(c)	USD	168	142,773
ALM VII Ltd., Series 2013-7R2A, Class CR2, (3 mo. LIBOR US + 3.00%), 4.22%, 10/15/27(c)(d)		500	374,901
Anchorage Capital CLO Ltd., Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 4.40%, 01/28/31(c)(d)		1,000	700,407
Apidos CLO XVIII, Series 2018-18A, Class E, (3 mo. LIBOR US + 5.70%), 7.50%, 10/22/30(c)(d)		1,000	556,766
Apidos CLO XXI, Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.20%), 7.02%, 07/18/27(c)(d)		500	262,681
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 7.37%, 10/15/30(c)(d)		250	155,864
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 4.92%, 07/15/29(c)(d)		1,500	1,145,964
CarVal CLO II Ltd., Series 2019-1A(c)(d):
Class D, (3 mo. LIBOR US + 4.15%), 5.97%, 04/20/32		250	185,697
Class E, (3 mo. LIBOR US + 6.75%), 8.57%, 04/20/32		250	149,947
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 8.26%, 07/20/32(c)(d)		300	165,300
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 3.60%), 4.60%, 06/09/30(c)(d)		950	753,944
Cedar Funding VI CLO Ltd., Series 2016-6A(c)(d):
Class DR, (3 mo. LIBOR US + 3.00%), 4.82%, 10/20/28		1,000	749,413
Class ER, (3 mo. LIBOR US + 5.90%), 7.72%, 10/20/28		250	158,371
Conseco Finance Corp., Series 2001-D, Class B1, (1 mo. LIBOR + 2.50%), 3.31%, 11/15/32(d)		1,147	979,948

Security	Par (000)		Value

Asset-Backed Securities (continued)
Conseco Finance Securitizations Corp., Series 2002-1, Class M2, 9.55%, 12/01/33(e)	USD	2,500	$2,375,634
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(c)(f)		1,000	942,456
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 6.05%, 05/25/36(f)		792	647,358
Deutsche Financial Capital Securitization LLC, Series 1991-I, Class M, 6.80%, 04/15/28		795	802,542
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 8.22%, 10/15/32(c)(d)		550	350,568
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 1.09%, 12/25/36(d)		613	320,706
Galaxy CLO XXIX Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 4.09%, 11/15/26(c)(d)		750	544,612
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 7.43%, 10/29/29(c)(d)		500	327,017
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		1,898	1,555,767
Long Beach Mortgage Loan Trust(d):
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 1.10%, 06/25/36		1,043	510,323
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 1.11%, 08/25/36		1,654	744,739
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 1.19%, 08/25/36		1,654	761,779
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 1.11%, 10/25/36		1,487	543,718
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 5.07%, 01/20/29(c)(d)		550	424,041
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 5.52%, 04/20/26(c)(d)		1,000	804,571
Madison Park Funding XXX Ltd., Series 2012-30X, Class C, 6.17%, 04/15/29(e)		250	154,929

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Mariner CLO LLC, Series 2018-1A, Class E, (3 mo. LIBOR US + 6.89%), 8.66%, 04/30/32(c)(d)	USD	250	$145,324
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 1.21%, 08/25/37(d)		1,557	557,226
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(c)(e)		750	714,353
Neuberger Berman CLO XV, Series 2013-15A, Class DR, (3 mo. LIBOR US + 3.05%), 4.27%, 10/15/29(c)(d)		1,000	721,871
OCP CLO Ltd., Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 4.82%, 10/18/28(c)(d)		250	188,254
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.30%), 5.12%, 10/20/25(c)(d)		1,000	805,092
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.60%), 5.40%, 07/22/29(c)(d)		250	194,090
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 4.22%, 01/15/29(c)(d)		1,000	746,914
Palmer Square Loan Funding Ltd.(c):
Series 2018-4A, Class C, (3 mo. LIBOR US + 2.55%), 4.24%, 11/15/26(d)		1,800	1,449,361
Series 2019-2A, Class C, 5.07%, 04/20/27(e)		1,100	886,157
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 7.53%, 08/23/31(c)(d)		500	268,651
Regatta VI Funding Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.70%), 4.52%, 07/20/28(c)(d)		500	374,524
Rockford Tower CLO Ltd.(c):
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 3.87%, 04/15/29(d)		1,000	731,546
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 4.47%, 10/20/30(d)		420	290,031
Series 2017-3A, Class SUB, 0.00%, 10/20/30(e)		250	114,655
Series 2018-1A, Class SUB, 0.00%, 05/20/31(e)		250	124,206
Series 2018-2A, Class SUB, 0.00%, 10/20/31(e)		250	117,977

Security	Par (000)		Value

Asset-Backed Securities (continued)
TICP CLO VI Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 6.88%, 07/17/31(c)(d)	USD	250	$134,258
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 6.72%, 01/15/31(c)(d)		1,000	633,410
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 7.54%, 07/25/31(c)(d)		250	139,167
West CLO Ltd., Series 2013-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.39%, 11/07/25(c)(d)		1,000	808,696
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.07%, 07/20/28(c)(d)		250	192,608

Total Asset-Backed Securities — 16.9% (Cost — $36,744,470)			28,631,107

Corporate Bonds — 60.8%

Argentina — 0.6%
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(c)		1,078	452,760
Stoneway Capital Corp., 10.00%, 03/01/27(c)(g)		910	129,899
Telecom Argentina SA, 8.00%, 07/18/26(c)		429	327,649
YPF SA, 8.50%, 07/28/25		240	123,337

			1,033,645

Australia — 0.2%
FMG Resources August 2006 Pty, Ltd.(c):
4.75%, 05/15/22		19	18,929
5.13%, 03/15/23		12	11,760
5.13%, 05/15/24		19	18,715
4.50%, 09/15/27		15	13,350
Santos Finance Ltd., 5.25%, 03/13/29		200	205,376

			268,130

Brazil — 3.0%
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)		706	628,340
Gol Finance SA, 7.00%, 01/31/25(c)		1,000	425,000
MARB BondCo PLC, 6.88%, 01/19/25(c)(h)		693	620,018
Minerva Luxembourg SA, 6.50%, 09/20/26(c)		557	511,048
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(i)		615	419,738

2	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Brazil (continued)
Petrobras Global Finance BV:
5.30%, 01/27/25(h)	USD	630	$599,681
8.75%, 05/23/26(h)		659	711,390
6.00%, 01/27/28(h)		706	683,761
7.25%, 03/17/44		460	461,446

			5,060,422

Canada — 1.4%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(c)		19	18,050
Brookfield Residential Properties, Inc. /Brookfield Residential US Corp., 6.25%, 09/15/27(c)		327	283,640
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		1,500	810,000
Mattamy Group Corp., 5.25%, 12/15/27(c)		12	11,160
NOVA Chemicals Corp., 5.25%, 06/01/27(c)(h)		1,495	1,259,537
Seven Generations Energy Ltd., 5.38%, 09/30/25(c)		17	9,478

			2,391,865

Chile — 0.2%
Latam Finance Ltd., 6.88%, 04/11/24(c)(h)		645	286,735

China — 5.4%
21Vianet Group, Inc., 7.88%, 10/15/21		200	168,008
Anton Oilfield Services Group, 9.75%, 12/05/20		200	180,062
Central China Real Estate Ltd., 6.75%, 11/08/21		200	172,040
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		200	193,000
8.60%, 04/08/24		200	161,375
China Aoyuan Group Ltd.:
7.50%, 05/10/21		200	194,528
8.50%, 01/23/22		200	191,916
7.95%, 02/19/23		400	366,784
China Evergrande Group, 4.25%, 02/14/23	HKD	4,000	410,007
China SCE Group Holdings Ltd.:
7.45%, 04/17/21	USD	300	291,327
7.25%, 04/19/23		200	172,000
China Singyes Solar Technologies Holdings Ltd., (2.0% Cash or 4.00% PIK), 6.00%, 12/19/22(i)		286	228,569
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22		400	373,972
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	192,000

Security	Par (000)		Value

China (continued)
Easy Tactic Ltd.:
9.13%, 07/28/22	USD	200	$181,748
8.63%, 02/27/24		200	168,500
8.13%, 07/11/24		200	163,625
Excel Capital Global Ltd. (U.S. Treasury Yield Curve Rate T-Note Contant Maturity + 9.34%), 7.00%(j)(k)		200	202,912
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	181,000
11.75%, 04/17/22		200	172,100
Greenland Global Investment Ltd. (3 mo. LIBOR US + 4.85%), 6.08%, 09/26/21(d)		200	191,000
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	172,170
Hilong Holding Ltd., 8.25%, 09/26/22		200	130,000
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	186,000
Kaisa Group Holdings Ltd., 11.95%, 10/22/22		200	172,375
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	186,272
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	187,125
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		200	196,026
6.95%, 04/17/21		300	280,578
7.13%, 11/08/22		200	179,654
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	92,954
Ronshine China Holdings Ltd.:
8.75%, 10/25/22		200	188,000
8.95%, 01/22/23		200	184,950
Scenery Journey Ltd.:
11.00%, 11/06/20		200	190,625
11.50%, 10/24/22		435	324,584
Seazen Group Ltd., 7.50%, 01/22/21		200	194,750
Sunac China Holdings Ltd.:
7.25%, 06/14/22		200	187,887
7.50%, 02/01/24		200	179,850
Times China Holdings Ltd., 7.63%, 02/21/22		200	192,130
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	176,150
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	194,026
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	174,200
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		200	200,000
Zhenro Properties Group Ltd.:
9.15%, 03/08/22		200	183,750

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

China (continued)
8.70%, 08/03/22		200	$161,334

			9,071,863

Colombia — 0.7%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(c)		505	424,042
Geopark Ltd., 6.50%, 09/21/24(c)(h)	USD	1,000	567,500
Gilex Holding Sarl, 8.50%, 05/02/23(c)		214	182,007

			1,173,549

Dominican Republic — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(c)(h)		928	612,480

France — 2.0%
Altice France SA:
2.50%, 01/15/25	EUR	200	205,139
2.13%, 02/15/25		100	100,613
AXA SA (3 mo. LIBOR GBP + 3.27%), 5.63%, 01/16/54(j)	GBP	350	451,865
Banijay Entertainment SASU, 3.50%, 03/01/25	EUR	100	99,181
BNP Paribas SA (5 year USD Swap + 1.48%), 4.38%, 03/01/33(h)(j)	USD	800	874,869
BPCE SA, 5.15%, 07/21/24(c)(h)		600	632,530
Credit Agricole SA (5 year USD Swap + 1.64%), 4.00%, 01/10/33(c)(j)		750	754,978
Credit Mutuel Arkea SA, 3.38%, 03/11/31	EUR	200	208,130
Picard Groupe SAS (3 mo. Euribor + 3.00%), 3.00%, 11/30/23(d)		100	102,849

			3,430,154

Germany — 1.8%
ADLER Real Estate AG, 3.00%, 04/27/26		100	95,612
E.ON SE, 0.00%, 12/18/23		150	160,005
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(i)		100	87,385
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 2.94%), 2.88%, 06/25/79(j)		600	631,183
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		200	203,485
Summit Properties Ltd., 2.00%, 01/31/25		100	92,573
thyssenkrupp AG:
1.88%, 03/06/23		185	178,532
2.88%, 02/22/24		364	353,281
ZF Europe Finance BV:
2.00%, 02/23/26		700	615,809

Security	Par (000)		Value

Germany (continued)
2.50%, 10/23/27		700	$578,936

			2,996,801

Guatemala — 0.6%
Central American Bottling Corp., 5.75%, 01/31/27(c)(h)	USD	626	534,303
Energuate Trust, 5.88%, 05/03/27(c)	USD	503	482,503

			1,016,806

Hong Kong — 0.2%
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	179,000
Pearl Holding III Ltd., 9.50%, 12/11/22		200	135,738

			314,738

India — 0.6%
Future Retail Ltd., 5.60%, 01/22/25(c)		200	100,250
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	190,000
Muthoot Finance Ltd., 6.13%, 10/31/22(c)		200	170,375
ReNew Power Ltd., 6.45%, 09/27/22		200	166,851
ReNew Power Synthetic, 6.67%, 03/12/24		200	159,062
Vedanta Resources Ltd., 7.13%, 05/31/23		500	189,219

			975,757

Indonesia — 0.3%
Alam Synergy Pte Ltd., 11.50%, 04/22/21		200	158,937
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	170,630
Perusahaan Listrik Negara PT, 4.88%, 07/17/49		200	190,007

			519,574

Ireland — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 02/15/25(c)(h)		1,000	1,002,800
2.13%, 08/15/26	EUR	100	98,324
4.75%, 07/15/27	GBP	140	158,678
Bank of Ireland Group PLC (5 year CMT + 2.50%), 4.13%, 09/19/27(j)	USD	500	471,070
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	110	131,767
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39	EUR	280	276,862

			2,139,501

Italy — 1.8%
Assicurazioni Generali SpA (3 mo. Euribor + 5.35%), 5.00%, 06/08/48(j)		500	587,244

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
Autostrade per l’Italia SpA, 5.88%, 06/09/24		100	$111,393
Buzzi Unicem SpA, 2.13%, 04/28/23		100	109,584
International Game Technology PLC, 4.75%, 02/15/23		100	88,232
Rossini Sarl, 6.75%, 10/30/25		200	220,561
Sisal Group SpA, 7.00%, 07/31/23		69	61,837
Telecom Italia Capital SA, 6.38%, 11/15/33	USD	385	390,775
Telecom Italia SpA:
1.13%, 03/26/22(l)	EUR	100	103,965
4.00%, 04/11/24		100	109,722
UniCredit SpA:
6.57%, 01/14/22(c)(h)	USD	700	713,137
(5 year EUR Swap + 2.40%), 2.00%, 09/23/29(j)	EUR	600	542,817

			3,039,267

Japan — 0.2%
SoftBank Group Corp.:
4.00%, 04/20/23		200	202,117
4.75%, 07/30/25		100	100,517

			302,634

Jersey — 0.1%
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(i)		240	220,032

Lithuania — 0.1%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(c)	USD	429	158,408

Luxembourg — 0.7%
Altice Financing SA, 2.25%, 01/15/25	EUR	100	97,728
ContourGlobal Power Holdings SA:
3.38%, 08/01/23		100	95,673
4.13%, 08/01/25		200	193,326
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22		100	75,322
Intelsat Jackson Holdings SA:
5.50%, 08/01/23(h)	USD	632	413,960
8.50%, 10/15/24(c)		234	147,350
Intelsat SA, 4.50%, 06/15/25(l)		94	18,500
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	91,761

			1,133,620

Mexico — 2.6%
Alpha Holding SA de CV, 9.00%, 02/10/25(c)	USD	385	257,950
Axtel SAB de CV, 6.38%, 11/14/24(c)(h)		1,000	795,520
BBVA Bancomer SA, 6.75%, 09/30/22(c)		500	496,362
Cemex SAB de CV, 3.13%, 03/19/26	EUR	200	195,351

Security	Par (000)		Value

Mexico (continued)
Controladora Mabe SA de CV, 5.60%, 10/23/28(c)	USD	444	$419,719
Cydsa SAB de CV, 6.25%, 10/04/27(c)(h)		800	580,125
Operadora de Servicios Mega SA de CV, 8.25%, 02/11/25(c)		200	126,250
Orbia Advance Corp SAB de CV, 5.50%, 01/15/48(c)	USD	460	396,750
Petroleos Mexicanos, 5.35%, 02/12/28		119	82,705
Trust F/1401, 6.95%, 01/30/44		1,192	1,120,480

			4,471,212

Mongolia — 0.1%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		200	159,188

Netherlands — 2.9%
ABN AMRO Bank NV (5 year USD Swap + 2.20%), 4.40%, 03/27/28(j)		800	778,691
ASR Nederland NV (5 year EUR Swap + 4.00%), 3.38%, 05/02/49(j)	EUR	400	425,714
ING Groep NV (5 year USD ICE Swap + 1.94%), 4.70%, 03/22/28(j)	USD	800	790,768
NN Group NV (3 mo. Euribor + 4.95%), 4.63%, 01/13/48(j)	EUR	500	553,628
OCI NV, 5.00%, 04/15/23		180	186,430
OI European Group BV, 2.88%, 02/15/25		100	102,129
United Group BV, 4.88%, 07/01/24		440	437,961
VEON Holdings BV, 4.00%, 04/09/25(c)	USD	200	190,000
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	100	103,893
Ziggo BV, 5.50%, 01/15/27(c)(h)	USD	1,390	1,390,000

			4,959,214

Panama — 0.1%
Avianca Holdings SA, 9.00%, 05/10/23(c)		500	105,625

Peru — 0.6%
Nexa Resources SA, 5.38%, 05/04/27(c)(h)		1,350	1,012,500

Portugal — 0.3%
EDP—Energias de Portugal SA (5 year EUR Swap + 4.29%), 4.50%, 04/30/79(j)	EUR	500	568,214

Saudi Arabia — 0.5%
Saudi Arabian Oil Co., 3.50%, 04/16/29(c)	USD	215	211,237

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Saudi Arabia (continued)
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44	USD	600	$627,000

			838,237

Singapore — 0.2%
Puma International Financing SA, 5.13%, 10/06/24(c)		1,000	354,999

South Africa — 0.1%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(c)		254	238,522

Spain — 1.0%
Banco de Sabadell SA (5 year EUR Swap + 5.10%), 5.38%, 12/12/28(j)	EUR	400	394,347
Banco Santander SA, 2.13%, 02/08/28		500	497,458
Cirsa Finance International Sarl, 7.88%, 12/20/23(c)	USD	200	166,590
Ferrovial Netherlands BV (5 year EUR Swap + 2.13%), 2.12%(j)(k)	EUR	100	89,726
Hipercor SA, 3.88%, 01/19/22		300	332,201
Iberdrola International BV (5 year EUR Swap + 2.97%), 3.25%(j)(k)		200	221,751

			1,702,073

Sweden — 0.1%
Verisure Holding AB, 3.50%, 05/15/23		144	147,224
Verisure Midholding AB, 5.75%, 12/01/23		100	96,253

			243,477

Ukraine — 0.5%
MHP Lux SA, 6.25%, 09/19/29(c)	USD	1,000	820,000

United Kingdom — 2.3%
AA Bond Co. Ltd., 4.25%, 07/31/43	GBP	300	365,295
Arrow Global Finance PLC, 5.13%, 09/15/24		240	256,369
B&M European Value Retail SA, 4.13%, 02/01/22		100	109,889
Barclays Bank PLC, 6.63%, 03/30/22	EUR	300	344,994
Barclays PLC:
(5 year EUR Swap + 2.45%), 2.63%, 11/11/25(j)		100	106,988
(5 year EUR Swap + 1.90%), 2.00%, 02/07/28(j)		400	403,423
4.84%, 05/09/28(h)	USD	500	510,768
Cabot Financial Luxembourg II SA (3 mo. Euribor + 6.38%), 6.38%, 06/14/24(d)	EUR	100	101,522
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	115,620
CPUK Finance Ltd., 4.25%, 02/28/47		100	99,675
eG Global Finance PLC:
3.63%, 02/07/24	EUR	275	229,773
4.38%, 02/07/25		100	83,710

Security	Par (000)		Value

United Kingdom (continued)
HSBC Holdings PLC, 5.25%, 03/14/44(h)	USD	700	$769,567
Ladbrokes Group Finance PLC:
5.13%, 09/16/22	GBP	7	7,610
5.13%, 09/08/23		200	203,704
Pinnacle Bidco PLC, 6.38%, 02/15/25		100	83,221
Premier Foods Finance PLC, 6.25%, 10/15/23		100	113,329

			3,905,457

United States — 27.8%
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertson’s LLC:
5.75%, 03/15/25	USD	31	31,322
7.50%, 03/15/26(c)		15	16,167
4.63%, 01/15/27(c)		33	32,835
5.88%, 02/15/28(c)		19	19,338
4.88%, 02/15/30(c)		25	24,938
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC, 3.50%, 02/15/23(c)		19	18,706
Ambac Assurance Corp., 5.10%, 06/07/20(c)		23	31,233
Ambac LSNI LLC (3 mo. LIBOR US + 5.00%), 6.45%, 02/12/23(c)(d)		498	473,182
AMC Networks, Inc.:
5.00%, 04/01/24		25	24,000
4.75%, 08/01/25		20	19,450
American Airlines Group, Inc.:
5.00%, 06/01/22(c)(h)		1,214	974,235
4.87%, 04/22/25(a)		211	217,656
4.00%, 12/15/25(a)		166	168,059
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(c)		17	15,470
American Energy- Permian Basin LLC, 12.00%, 10/01/24(c)(h)		712	284,800
Aramark Services, Inc.:
4.75%, 06/01/26		12	11,308
5.00%, 02/01/28(c)		28	26,057
Arconic, Inc., 6.75%, 01/15/28(h)		1,540	1,491,444
Ashton Woods USA LLC/Ashton Woods Finance Co.(c):
9.88%, 04/01/27		278	278,000
6.63%, 01/15/28		305	240,950
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	99,812
Ball Corp.:
5.25%, 07/01/25	USD	25	27,182
4.88%, 03/15/26		19	19,760
Bausch Health Cos., Inc.:
4.50%, 05/15/23	EUR	100	105,539
5.50%, 11/01/25(c)	USD	43	43,443
9.00%, 12/15/25(c)(h)		844	889,745

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Bausch Health Cos., Inc. (continued):
5.75%, 08/15/27(c)	USD	12	$12,355
Berry Global, Inc., 1.00%, 01/15/25	EUR	100	100,364
Boyd Gaming Corp., 4.75%, 12/01/27(c)	USD	265	218,625
Bruin E&P Partners LLC, 8.88%, 08/01/23(c)		57	3,990
Buckeye Partners LP:
4.13%, 03/01/25(c)		124	104,532
3.95%, 12/01/26		15	12,296
Caesars Entertainment Corp., 5.00%, 10/01/24(l)		248	264,439
Callon Petroleum Co., 6.25%, 04/15/23(h)		210	49,875
Calpine Corp.(c):
4.50%, 02/15/28		817	791,877
5.13%, 03/15/28		512	471,040
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(c)		664	597,600
Carlson Travel, Inc., 6.75%, 12/15/23(c)(h)		886	602,480
Cedar Fair LP, 5.25%, 07/15/29(c)		12	10,140
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp./Millennium Op, 5.38%, 04/15/27		12	10,320
Centene Corp.(c):
5.38%, 06/01/26		44	45,325
5.38%, 08/15/26		18	18,360
4.25%, 12/15/27		62	60,760
4.63%, 12/15/29		86	86,430
Centennial Resource Production LLC, 5.38%, 01/15/26(c)(h)		1,000	240,000
Charles River Laboratories International, Inc., 4.25%, 05/01/28(c)		12	11,567
Charter Communications Operating LLC/ Charter Communications Operating Capital, 5.05%, 03/30/29(h)		800	864,800
Cheniere Energy Partners LP:
5.63%, 10/01/26		27	24,840
4.50%, 10/01/29(c)		230	200,100
Series WI, 5.25%, 10/01/25		37	34,040
Cheniere Energy, Inc., (4.88% PIK), 4.88%, 05/28/21(c)(i)(l)		677	653,497
Chesapeake Energy Corp., 11.50%, 01/01/25(c)(h)		1,153	196,010
Churchill Downs, Inc.(c):
5.50%, 04/01/27		15	14,140
4.75%, 01/15/28		12	10,440
Citgo Holding, Inc., 9.25%, 08/01/24(c)		224	182,560
Citigroup, Inc., 6.68%, 09/13/43(h)		500	655,311
Clean Harbors, Inc., 4.88%, 07/15/27(c)		13	12,726
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(c)		433	409,726

Security	Par (000)		Value

United States (continued)
Colfax Corp., 6.00%, 02/15/24(c)	USD	15	$14,475
Commercial Metals Co., 5.38%, 07/15/27		95	87,400
Crown European Holdings SA:
2.25%, 02/01/23	EUR	100	107,914
0.75%, 02/15/23		100	103,948
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)	USD	29	15,080
Darling Ingredients, Inc., 5.25%, 04/15/27(c)		12	11,636
DaVita, Inc., 5.00%, 05/01/25(h)		912	910,805
DCP Midstream Operating LP:
5.38%, 07/15/25		20	13,656
5.13%, 05/15/29		15	9,449
Diamond Sports Group LLC/ Diamond Sports Finance Co., 5.38%, 08/15/26(c)(h)		1,113	904,335
Elanco Animal Health, Inc.:
5.02%, 08/28/23		19	19,220
5.65%, 08/28/28		18	18,978
Endeavor Energy Resources LP/ EER Finance, Inc.(c):
5.50%, 01/30/26		12	8,283
5.75%, 01/30/28		25	17,000
Five Point Operating Co. LP/ Five Point Capital Corp., 7.88%, 11/15/25(c)(h)		1,050	903,000
Ford Motor Credit Co. LLC:
3.02%, 03/06/24	EUR	230	205,745
5.58%, 03/18/24	USD	292	277,400
Forestar Group, Inc.(c):
8.00%, 04/15/24		488	492,880
5.00%, 03/01/28		230	190,985
Freeport-McMoRan, Inc.:
5.00%, 09/01/27		15	13,927
5.25%, 09/01/29		15	14,135
Golden Entertainment, Inc., 7.63%, 04/15/26(c)		149	98,340
Goldman Sachs Group, Inc., 5.15%, 05/22/45(h)		700	808,295
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		150	146,812
H&E Equipment Services, Inc., 5.63%, 09/01/25		23	21,333
Hanesbrands, Inc.(c):
4.63%, 05/15/24		22	21,780
4.88%, 05/15/26		22	21,562
HCA, Inc.:
5.38%, 02/01/25		64	65,440
5.88%, 02/15/26(h)		1,577	1,659,792
5.38%, 09/01/26		25	25,750
5.63%, 09/01/28		37	38,728
5.88%, 02/01/29		25	26,438
3.50%, 09/01/30		765	694,017

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30	USD	25	$21,250
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp.:
4.63%, 04/01/25		22	20,460
4.88%, 04/01/27		15	14,250
Howard Hughes Corp., 5.38%, 03/15/25(c)		25	24,188
iHeartCommunications, Inc.:
6.38%, 05/01/26		20	18,675
5.25%, 08/15/27(c)		19	16,625
4.75%, 01/15/28(c)		12	10,800
IQVIA, Inc., 3.25%, 03/15/25	EUR	100	107,534
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(c)(h)	USD	1,540	1,555,400
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	96,871
Jagged Peak Energy LLC, 5.88%, 05/01/26(h)	USD	649	485,322
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(c)		22	23,441
JBS USA LUX SA/JBS USA Food Co./ JBS USA Finance, Inc.(c):
6.50%, 04/15/29		35	37,544
5.50%, 01/15/30		31	32,007
KB Home, 7.63%, 05/15/23		189	189,945
Lamar Media Corp.:
5.75%, 02/01/26		16	16,240
3.75%, 02/15/28(c)		15	14,061
Lamb Weston Holdings, Inc.(c):
4.63%, 11/01/24		21	20,685
4.88%, 11/01/26		21	21,365
Lennar Corp.:
4.75%, 05/30/25		12	11,460
4.75%, 11/29/27		22	21,945
Level 3 Financing, Inc.:
5.25%, 03/15/26		19	18,988
4.63%, 09/15/27(c)		25	24,848
M/I Homes, Inc., 4.95%, 02/01/28(c)		314	266,507
Marriott Ownership Resorts, Inc./ ILG LLC, 6.50%, 09/15/26		19	16,530
Masonite International Corp., 5.38%, 02/01/28(c)		12	11,794
Matador Resources Co., 5.88%, 09/15/26		26	7,618
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	110	103,218
5.50%, 04/15/24(c)	USD	150	138,000
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		26	24,960
4.50%, 09/01/26(h)		1,612	1,337,960

Security	Par (000)		Value

United States (continued)
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc. (continued):
5.75%, 02/01/27	USD	18	$15,660
MGM Resorts International:
5.75%, 06/15/25		17	15,215
4.63%, 09/01/26		10	8,503
5.50%, 04/15/27		17	15,470
Molina Healthcare, Inc., 5.38%, 11/15/22		17	16,575
MPT Operating Partnership LP/ MPT Finance Corp.:
3.33%, 03/24/25	EUR	100	108,573
5.25%, 08/01/26	USD	12	11,773
5.00%, 10/15/27		35	33,950
4.63%, 08/01/29		22	20,460
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(c)		15	12,750
NCL Corp. Ltd., 3.63%, 12/15/24(c)		14	8,929
Netflix, Inc.:
5.88%, 02/15/25		20	21,120
4.38%, 11/15/26		25	25,375
4.88%, 04/15/28		39	40,170
5.88%, 11/15/28		47	50,219
6.38%, 05/15/29		20	21,794
5.38%, 11/15/29(c)		22	22,828
4.88%, 06/15/30(c)		25	25,379
Newell Brands, Inc., 4.20%, 04/01/26		49	48,108
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(c)		421	411,527
NGPL PipeCo LLC, 7.77%, 12/15/37(c)(h)		925	920,850
NRG Energy, Inc.:
7.25%, 05/15/26		25	26,188
6.63%, 01/15/27		30	31,200
5.75%, 01/15/28		20	20,400
5.25%, 06/15/29(c)		18	18,540
Outfront Media Capital LLC/ Outfront Media Capital Corp.(c):
5.00%, 08/15/27		16	14,720
4.63%, 03/15/30		12	10,680
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(c)(h)		1,495	1,420,250
Panther BF Aggregator 2 LP/ Panther Finance Co., Inc., 6.25%, 05/15/26(c)		42	39,690
Parsley Energy LLC/ Parsley Finance Corp., 5.38%, 01/15/25(c)		16	12,360
PDC Energy, Inc., 5.75%, 05/15/26		15	8,400
Pilgrim’s Pride Corp., 5.88%, 09/30/27(c)		21	20,924
PulteGroup, Inc.:
5.50%, 03/01/26		319	313,725
5.00%, 01/15/27		15	14,967
QEP Resources, Inc., 6.88%, 03/01/21		190	96,900

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Quicken Loans, Inc.(c):
5.75%, 05/01/25(h)	USD	1,638	$1,629,810
5.25%, 01/15/28		25	24,445
Refinitiv US Holdings, Inc., 4.50%, 05/15/26	EUR	200	218,374
Rock International Investment, Inc., 6.63%, 03/27/21(b)(g)	USD	350	264,250
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(c)		17	12,750
Scientific Games International, Inc., 7.00%, 05/15/28(c)		280	172,200
SES SA (5 year EUR Swap + 5.40%), 5.63%(j)(k)	EUR	200	204,723
Sirius XM Radio, Inc.(c):
4.63%, 07/15/24	USD	572	580,540
5.00%, 08/01/27		37	37,551
5.50%, 07/01/29		31	31,620
SM Energy Co.:
5.63%, 06/01/25		12	3,270
6.75%, 09/15/26		12	3,600
6.63%, 01/15/27		12	3,493
Sprint Corp., 7.88%, 09/15/23(h)		787	863,795
Standard Industries, Inc.(c):
6.00%, 10/15/25		27	26,536
5.00%, 02/15/27		12	10,920
4.75%, 01/15/28		25	23,024
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		15	12,900
Series WI, 4.88%, 01/15/23		25	23,875
Series WI, 5.50%, 02/15/26		20	17,306
Talen Energy Supply LLC(c)(h):
7.25%, 05/15/27		730	659,701
6.63%, 01/15/28		386	324,240
Targa Resources Partners LP/ Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		12	10,229
5.88%, 04/15/26		25	20,750
5.38%, 02/01/27		12	9,876
6.50%, 07/15/27		19	16,198
5.00%, 01/15/28		19	15,315
6.88%, 01/15/29		19	15,295
5.50%, 03/01/30(c)		25	19,310
Taylor Morrison Communities, Inc.(c):
5.88%, 06/15/27		378	351,075
5.75%, 01/15/28(h)		1,287	1,149,182
TEGNA, Inc.(c):
4.63%, 03/15/28		210	184,537
5.00%, 09/15/29		27	24,376
Teleflex, Inc., 4.63%, 11/15/27		12	11,987
Tempur Sealy International, Inc., 5.50%, 06/15/26		15	13,127
Tenet Healthcare Corp.:
4.63%, 09/01/24(c)		543	520,085

Security	Par (000)		Value

United States (continued)

Tenet Healthcare Corp.: (continued)
5.13%, 05/01/25	USD	35	$33,425
4.88%, 01/01/26(c)(h)		924	880,110
6.25%, 02/01/27(c)		37	36,075
5.13%, 11/01/27(c)		37	35,242
Terex Corp., 5.63%, 02/01/25(c)		15	14,102
TransDigm, Inc.(h):
6.50%, 05/15/25		1,540	1,447,585
6.25%, 03/15/26(c)		611	608,709
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(c)(h)		1,156	997,407
TRI Pointe Group, Inc.:
4.88%, 07/01/21(h)		676	627,903
5.25%, 06/01/27		295	262,461
Under Armour, Inc., 3.25%, 06/15/26		15	12,715
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 11/01/29		161	134,613
United Rentals North America, Inc.:
4.63%, 10/15/25		19	18,240
5.88%, 09/15/26		25	25,320
6.50%, 12/15/26		27	27,405
5.50%, 05/15/27		25	25,231
3.88%, 11/15/27		19	17,955
4.88%, 01/15/28(h)		1,541	1,494,770
5.25%, 01/15/30		19	18,994
VICI Properties LP/ VICI Note Co., Inc.(c):
3.50%, 02/15/25		19	17,718
4.25%, 12/01/26		31	28,442
3.75%, 02/15/27		19	17,908
4.63%, 12/01/29		277	252,729
4.13%, 08/15/30		25	23,406
Vistra Energy Corp., 5.88%, 06/01/23		28	27,930
Vistra Operations Co. LLC(c):
5.50%, 09/01/26		25	25,750
5.63%, 02/15/27		32	33,000
5.00%, 07/31/27		482	489,230
Weekley Homes LLC/ Weekley Finance Corp., 6.00%, 02/01/23(h)		1,418	1,332,920
William Carter Co., 5.63%, 03/15/27(c)		12	11,610
William Lyon Homes, Inc., 6.63%, 07/15/27(c)(h)		853	767,700
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	162	178,670
WPX Energy, Inc.:
5.75%, 06/01/26	USD	12	6,840
5.25%, 10/15/27		15	8,250
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(c)		12	10,440
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.(c):
5.50%, 03/01/25		44	40,920

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(c) (continued):
5.25%, 05/15/27	USD	22	$19,910
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		299	272,090
XPO Logistics, Inc., 6.75%, 08/15/24(c)		25	24,445

			46,956,832

Vietnam — 0.1%
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	208,081

Total Corporate Bonds — 60.8% (Cost — $121,444,197)			102,689,612

Floating Rate Loan Interests(d) — 12.6%

Canada — 0.7%
WestJet Airlines Ltd., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,531	1,163,684

Luxembourg — 0.2%
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (6 mo. LIBOR + 4.50%, 1.00% Floor), 6.43%, 01/02/24		430	393,200

Netherlands — 0.6%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 4.95%, 07/10/25		994	945,491

United Kingdom — 0.2%
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.37%), 5.50%, 12/12/26		500	391,202

United States — 10.9%
18 Fremont Street Acquisition LLC, Term Loan B, (1 mo. LIBOR + 8.00%), 9.50%, 08/09/25		1,130	915,226
Acadia Healthcare Co., Inc., 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 3.50%, 02/16/23		529	480,356
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 3.81%, 07/31/26(a)		39	35,783
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.75%), 5.02%, 02/02/26(a)		240	167,921
Allegiant Travel Co., 2020 Term Loan, (1 mo. LIBOR US), 4.71%, 02/05/24		1,125	872,228
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 5.74%, 11/03/25		399	219,442

Security	Par (000)		Value

United States (continued)
Bristow Group, Inc., Prepetition Term Loan, (1 mo. LIBOR + 8.00%), 10.50%, 05/10/22(a)	USD	130	$129,861
Buckeye Partners LP, 2019 Term Loan B, (1 mo. LIBOR + 2.75%), 4.27%, 11/01/26		781	712,272
California Resources Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.36%, 12/31/22		893	196,460
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 06/24/24		550	211,750
CITGO Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		398	321,055
CLGF Holdco 1 LLC, Term Loan, (1 mo. LIBOR + 6.00%), 7.76%, 12/31/20(a)		1,125	1,119,375
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 3.11%, 04/15/27		248	236,421
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.18%, 08/24/26(a)		868	668,083
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.99%, 08/13/25		558	481,221
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		1,548	1,334,575
Genesee & Wyoming Inc. (New), Term Loan, (3 mo. LIBOR + 2.00%), 3.45%, 12/30/26		239	227,798
Golden Nugget LLC, 2017 Incremental Term Loan B, (3 mo. LIBOR + 2.50%), 3.70%, 10/04/23		308	238,777
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.68%, 11/15/27		491	462,456
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 3.45%, 12/14/24		875	767,272
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.19%, 09/19/26(a)		45	41,208
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 2.52%, 02/06/27		34	31,989
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 3.49%, 05/29/26		403	326,532
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.35%, 11/08/22(a)		1,504	1,413,760

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.07%, 12/10/24	USD	787	$730,768
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 7.74%, 08/07/23(a)		311	248,443
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 4.56%, 04/12/25		1,448	1,223,671
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/28/25		843	505,947
Roundpoint Mortgage Servicing Corp., 2018 Term Loan, (3 mo. LIBOR + 3.38%), 4.96%, 08/08/20(a)		717	718,698
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 3.74%, 08/14/24		1,548	1,243,868
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.43%, 03/06/25(a)		141	133,049
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 05/23/25		158	132,778
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 11/21/24		846	732,255
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 3.24%, 12/09/25		755	685,393
XPO Logistics, Inc., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 3.61%, 02/24/25		471	443,997

			18,410,688

Total Floating Rate Loan Interests — 12.6% (Cost — $25,847,445)			21,304,265

Foreign Agency Obligations — 7.5%

Bahrain — 0.2%
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		410	403,338

Colombia — 1.3%
Colombia Government International Bond:
8.13%, 05/21/24		590	676,656
4.50%, 01/28/26(h)		671	681,694
3.88%, 04/25/27(h)		670	659,741

Security	Par (000)		Value

Colombia (continued)
Colombia Government International Bond (continued):
3.00%, 01/30/30	USD	225	$203,400

			2,221,491

Dominican Republic — 0.3%
Dominican Republic International Bond, 5.50%, 01/27/25		461	441,407

Egypt — 1.4%
Egypt Government Bond:
16.00%, 06/11/22	EGP	3,249	209,070
14.30%, 09/03/22		7,035	438,993
Egypt Government International Bond:
5.75%, 04/29/20(h)	USD	1,051	1,047,716
6.38%, 04/11/31(c)	EUR	737	642,395

			2,338,174

Indonesia — 0.5%
Indonesia Government International Bond:
4.75%, 01/08/26	USD	200	211,750
4.10%, 04/24/28		200	204,188
Indonesia Treasury Bond:
8.38%, 09/15/26	IDR	1,947,000	122,299
6.13%, 05/15/28		4,647,000	253,434

			791,671

Maldives — 0.1%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22	USD	200	153,830

Nigeria — 0.3%
Nigeria Government International Bond(h):
6.38%, 07/12/23		232	191,545
7.63%, 11/21/25		445	342,650

			534,195

Paraguay — 0.1%
Paraguay Government International Bond, 5.40%, 03/30/50(c)		250	234,141

Qatar — 1.3%
Qatar Government International Bond:
4.50%, 04/23/28		920	1,016,600
4.00%, 03/14/29(c)(h)		1,145	1,225,150

			2,241,750

Russia — 0.4%
Russian Foreign Bond—Eurobond:
4.75%, 05/27/26		400	425,400

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Russia (continued)
Russian Foreign Bond — Eurobond (continued):
4.25%, 06/23/27	USD	200	$209,500

			634,900

Saudi Arabia — 0.9%
Saudi Government International Bond(h):
4.38%, 04/16/29(c)		200	214,937
4.50%, 04/17/30		1,200	1,290,000

			1,504,937

Sri Lanka — 0.1%
Sri Lanka Government International Bond:
7.85%, 03/14/29		200	108,212
7.55%, 03/28/30		200	110,250

			218,462

Ukraine — 0.6%
Ukraine Government International Bond:
7.75%, 09/01/22		100	94,000
7.75%, 09/01/23		230	215,050
8.99%, 02/01/24		224	205,520
7.75%, 09/01/25		439	396,746

			911,316

Total Foreign Agency Obligations — 7.5% (Cost — $13,339,670)			12,629,612

Non-Agency Mortgage-Backed Securities — 17.9%

Collateralized Mortgage Obligations — 2.4%
Alternative Loan Trust, Series 2007-AL1, Class A1, (1 mo. LIBOR US + 0.25%), 1.20%, 06/25/37(d)		728	477,274
ARI Investments LLC, 4.59%, 01/06/25(a)(e)		775	774,645
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.50%, 12/26/37(c)(e)		1,009	890,254
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A5, 8.00%, 08/25/34(c)		926	697,990
RALI Trust, Series 2006-QO6, Class A1, (1 mo. LIBOR US + 0.18%), 1.13%, 06/25/46(d)		2,896	825,393
Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.14%, 03/25/38(e)		582	458,454

			4,124,010

Commercial Mortgage-Backed Securities — 15.5%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(c)(e)		380	284,743

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 2.45%, 12/25/37(c)(d)	USD	2,000	$1,638,046
BBCMS Mortgage Trust, Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 2.26%, 03/15/37(c)(d)		500	407,402
BBCMS Trust (c):
Series 2015-STP, Class E, 4.43%, 09/10/28(e)		1,000	968,730
Series 2019-CLP, Class D, (1 mo. LIBOR US +1.73%), 2.54%, 12/15/31(d)		424	398,586
Benchmark Mortgage Trust, Series 2018-B7, Class C, 4.86%, 05/15/53(e)		1,000	805,628
BX Commercial Mortgage Trust(c)(d):
Series 2018-IND, Class H, (1 mo. LIBOR US +3.00%), 3.81%, 11/15/35		700	507,191
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.81%, 12/15/36		388	333,615
BX Trust, Series 2019-OC11, Class E, 4.08%, 12/09/41(c)(e)		652	485,503
BXP Trust, Series 2017-CC(c)(e):
Class D, 3.67%, 08/13/37		180	152,936
Class E, 3.67%, 08/13/37		350	224,754
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, (1 mo. LIBOR US +2.15%), 2.96%, 12/15/37(c)(d)		633	581,492
CFCRE Commercial Mortgage Trust, Class C(e):
Series 2011-C1, 6.09%, 04/15/44(c)		1,000	1,011,882
Series 2016-C3, 4.91%, 01/10/48		1,000	855,232
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(c)(e)		1,000	819,026
Citigroup Commercial Mortgage Trust(e):
Series 2015-GC27, Class C, 4.57%, 02/10/48		1,000	863,816
Series 2016-C1, Class C, 5.12%, 05/10/49		534	501,372
Series 2016-C1, Class D, 5.12%, 05/10/49(c)		1,000	848,878
Series 2016-P3, Class D, 2.80%, 04/15/49(c)		500	348,294
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(c)(e)		499	293,676
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(e)		11,000	613,360

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust(c)(e):
Series 2011-LC1A, Class E, 5.88%, 11/10/46	USD	1,000	$949,403
Series 2017-BRBK, Class F, 3.65%, 10/10/34		390	274,386
GS Mortgage Securities Corp. Trust, Series 2017-500K(c)(d):
Class D, (1 mo. LIBOR US + 1.30%), 2.11%, 07/15/32		120	106,220
Class E, (1 mo. LIBOR US + 1.50%), 2.31%, 07/15/32		240	210,367
Class F, (1 mo. LIBOR US + 1.80%), 2.61%, 07/15/32		10	8,295
Class G, (1 mo. LIBOR US + 2.50%), 3.31%, 07/15/32		70	57,385
GS Mortgage Securities Trust, Series 2017-GS7(c):
Class D, 3.00%, 08/10/50		375	247,941
Class E, 3.00%, 08/10/50		300	183,861
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(c)(e)		1,619	1,221,142
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.63%, 03/15/50(c)(e)		1,240	993,692
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFX, 5.54%, 07/05/33(c)		250	186,395
LSTAR Commercial Mortgage Trust, Series 2017-5(c)(e):
Class C, 4.87%, 03/10/50		1,000	828,952
Class X, 1.15%, 03/10/50		11,388	419,939
MAD Mortgage Trust, Series 2017-330M(c)(e):
Class D, 3.84%, 08/15/34		130	115,214
Class E, 3.90%, 08/15/34		180	139,540
Morgan Stanley Bank of America Merrill Lynch Trust, Class D:
Series 2015-C23, 4.15%, 07/15/50(c)(e)		1,000	786,766
Series 2015-C25, 3.07%, 10/15/48		39	28,495
Morgan Stanley Capital I Trust:
Series 2017-H1, Class D, 2.55%, 06/15/50(c)		1,010	647,150
Series 2017-H1, Class XD, 2.20%, 06/15/50(c)(e)		8,625	1,139,707
Series 2018-H4, Class C, 5.08%, 12/15/51(e)		711	580,379
Series 2018-MP, Class E, 4.42%, 07/11/40(c)(e)		250	163,307
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 3.36%, 07/15/35(c)(d)		220	160,768

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust (continued):
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.60%), 3.41%, 03/15/34(c)(d)	USD	1,000	$775,001
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(c)(d)		500	479,958
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class E, 4.19%, 04/10/37(c)(e)		170	115,526
Olympic Tower Mortgage Trust, Series 2017-OT(c)(e):
Class D, 4.08%, 05/10/39		140	111,599
Class E, 4.08%, 05/10/39		190	127,489
US 2018-USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(c)(e)		770	637,245
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class D, 3.67%, 12/15/48(e)		305	230,101
Series 2016-C37, Class C, 4.49%, 12/15/49(e)		1,000	821,198
Series 2016-NXS5, Class D, 4.97%, 01/15/59(e)		500	401,748
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.16%), 2.97%, 12/15/36(c)(d)		93	72,995

			26,166,326

Total Non-Agency Mortgage-Backed Securities — 17.9% (Cost — $35,105,910)			30,290,336

Preferred Securities

Capital Trusts — 4.7%

Belgium — 0.1%
Solvay Finance SA, 5.43%(j)(k)	EUR	140	159,810

China — 0.2%
Agile Group Holdings Ltd., 6.88%(j)(k)	USD	200	165,000
King Talent Management Ltd., 5.60%(j)(k)		200	170,375

			335,375

Denmark — 0.5%
Orsted A/S, 2.25%,(j)	EUR	800	819,570

France — 1.8%
AXA SA, 3.25%,(j)		700	761,576
Electricite de France SA, 5.38%(j)(k)		100	112,675
Engie SA, 3.25%(j)(k)		700	761,414
Societe Generale SA, 5.63%,	USD	700	735,357

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
TOTAL SA, 3.37%(j)(k)	EUR	600	$669,112

			3,040,134

Germany — 0.4%
Volkswagen International Finance NV(j)(k):
3.88%	EUR	500	475,951
4.63%		300	312,043

			787,994

Hong Kong — 0.1%
FWD Ltd., 5.50%(j)(k)	USD	200	192,500

Netherlands — 0.1%
Koninklijke KPN NV, 2.00%(j)(k)	EUR	100	102,454

South Korea — 0.1%
KDB Life Insurance Co. Ltd., 7.50%(j)(k)	USD	200	193,000

Spain — 0.8%
Bankia SA, 6.00%(j)(k)	EUR	200	168,305
Naturgy Finance BV, 4.13%(j)(k)		100	108,378
Repsol International Finance BV, 3.88%(j)(k)	USD	100	106,430
Telefonica Europe BV(j)(k):
3.75%		400	428,788
3.88%		500	516,922
4.38%		100	107,222

			1,436,045

Switzerland — 0.3%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, (h)(j)		500	498,780
Holcim Finance Luxembourg SA, 3.00%(j)(k)		100	95,036

			593,816

Switzerland — 0.1%
Holcim Finance Luxembourg SA, 3.00%(j)(k)		100	95,036

United Kingdom — 0.1%
Vodafone Group PLC, 3.10%,(m)		100	106,016

United States — 0.1%
Belden, Inc., 4.13%,		100	102,998

Total Capital Trusts — 4.7% (Cost — $8,603,532)			7,964,748

	Shares

Preferred Stocks — 0.1%

United States — 0.1%
Bristow Group, Inc.(a)(i)(k):
10.00%(c)		1	51,749

Security	Shares		Value

United States (continued)
Bristow Group, Inc.(a)(i)(k) (continued):
Series AI, 10.00%		1	$21,867

Total Preferred Stocks — 0.1% (Cost — $55,804)			73,616

Total Preferred Securities— 4.8% (Cost — $8,659,336)			8,038,364

	Par (000)

U.S. Government Sponsored Agency Securities — 0.6%

Collateralized Mortgage Obligations — 0.4%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.95%, 10/25/29(d)	USD	106	94,009
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 6.10%, 10/25/29(d)		1,000	512,889

			606,898

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(c)(e)		500	427,450

Total U.S. Government Sponsored Agency Securities — 0.6% (Cost — $1,580,130)			1,034,348

Total Long-Term Investments — 121.1% (Cost — $242,804,539)			204,641,287

Short-Term Securities — 4.3%

Foreign Agency Obligations — 0.2%
Egypt Treasury Bills(n):
17.20%, 05/26/20	EGP	3,400	211,347

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Egypt Treasury Bills (n) (continued):
17.60%, 05/26/20	EGP	2,800	$174,050

Total Foreign Agency Obligations			385,397
	Shares

Money Market Funds — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21% (o)(p)		6,967,717	6,967,717

Value
Total Money Market	$6,967,717

Total Short-Term Securities — 4.3% (Cost — $7,333,326)	7,353,114

Options Purchased — 0.0% (Cost — $81,774)	20,520

Total Investments — 125.4% (Cost — $250,219,639)	212,014,921

Liabilities in Excess of Other Assets — (25.4)%	(42,970,765)

Net Assets — 100.0%	$169,044,156

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Annualized 7-day yield as of period end.
(p)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	182,194	6,785,523	(b)	—	6,967,717	$6,967,717	$11,269	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro

EGP	Egyptian Pound

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Currency Abbreviations (continued)

USD	U. S. Dollar

Portfolio Abbreviations

ABS	Asset-Backed Security

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

HKD	Hong Kong Dollar

OTC	Over-the-Counter

PIK	Payment-In-Kind

S&P	Standard & Poor’s

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.15%	07/05/19	Open	$1,133,572	$1,154,414	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	07/18/19	Open	633,150	644,270	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/28/19	Open	838,250	849,209	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/28/19	Open	820,000	830,720	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/28/19	Open	815,500	826,161	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	08/28/19	Open	421,875	428,048	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	08/28/19	Open	708,750	719,121	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	08/28/19	Open	1,280,094	1,298,826	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	08/28/19	Open	1,282,050	1,300,811	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	08/28/19	Open	842,500	854,829	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	08/28/19	Open	1,407,175	1,427,767	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	08/28/19	Open	1,305,150	1,324,249	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	08/28/19	Open	1,391,775	1,412,141	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	08/28/19	Open	1,354,000	1,373,814	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	08/28/19	Open	525,690	533,383	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	08/29/19	Open	715,901	726,108	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	08/29/19	Open	644,015	653,197	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	08/29/19	Open	554,800	562,710	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.25	11/27/19	Open	1,031,940	1,039,909	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.25	11/27/19	Open	1,260,563	1,270,297	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.25	11/27/19	Open	788,968	795,060	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	12/27/19	Open	740,110	744,629	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	01/06/20	Open	631,575	634,801	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	01/06/20	Open	446,350	448,762	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	01/06/20	Open	405,840	408,033	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	01/06/20	Open	325,205	326,962	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	01/06/20	Open	853,755	858,368	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/08/20	Open	640,911	644,258	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	02/14/20	Open	1,184,975	1,188,500	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	03/02/20	Open	139,125	139,266	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	03/02/20	Open	945,900	947,253	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.90	03/02/20	Open	780,091	781,305	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	03/02/20	Open	587,250	588,212	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	03/02/20	Open	676,250	677,358	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	03/02/20	Open	1,281,000	1,283,313	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/02/20	Open	805,000	806,487	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/02/20	Open	934,960	936,687	Corporate Bonds	Open/Demand

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	1.30%	03/02/20	Open	$689,947	$691,250	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	03/02/20	Open	706,125	707,253	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	713,943	715,202	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	1,242,719	1,244,911	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	629,525	630,635	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	1,052,810	1,054,667	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	1,410,000	1,412,487	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	501,760	502,645	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	846,110	847,602	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	809,583	811,011	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	868,750	870,282	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	913,500	915,111	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	138,938	139,183	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	577,275	578,293	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	880,616	882,169	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75	03/02/20	Open	632,417	633,416	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.50	03/02/20	Open	757,054	758,200	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/03/20	Open	1,068,817	1,070,658	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.00	03/03/20	Open	200,390	200,540	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	03/03/20	Open	986,281	988,018	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/13/20	Open	834,260	834,842	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	03/20/20	Open	155,000	155,078	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75	03/26/20	Open	184,750	184,795	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	03/26/20	Open	411,875	412,032	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/30/20	Open	709,935	709,960	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	03/30/20	Open	287,581	287,599	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	03/31/20	Open	544,871	544,871	Corporate Bonds	Open/Demand

				$49,888,847	$50,221,948

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Long Treasury Bond	41	06/19/20	$9,097	$496,836
2-Year U.S. Treasury Note	69	06/30/20	15,206	258,626

				755,462

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	15	06/19/20	$2,080	$(66,575)
10-Year U.S. Ultra Long Treasury Note	32	06/19/20	4,993	(223,447)
5-Year U.S. Treasury Note	196	06/30/20	24,570	(779,046)

				$(1,069,068)

				$(313,606)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,671,079	USD	2,916,047	JPMorgan Chase Bank N.A.	04/03/20	$29,968
GBP	31,446	USD	36,510	JPMorgan Chase Bank N.A.	04/03/20	2,549
GBP	1,736,000	USD	2,152,709	JPMorgan Chase Bank N.A.	04/03/20	3,604
USD	2,427,519	GBP	1,882,000	Morgan Stanley & Co. International PLC	04/03/20	89,857
USD	20,775,858	EUR	18,805,000	UBS AG	05/05/20	9,457
HKD	542,585	USD	69,871	Bank of America N.A.	06/16/20	95
USD	819,721	EUR	737,000	UBS AG	06/17/20	4,522

						140,052

EUR	18,805,000	USD	20,747,557	UBS AG	04/03/20	(6,942)
USD	23,873,335	EUR	21,713,000	UBS AG	04/03/20	(74,602)
USD	2,154,324	GBP	1,736,000	JPMorgan Chase Bank N.A.	05/05/20	(3,506)
USD	464,911	HKD	3,612,751	Bank of America N.A.	06/16/20	(952)

						$(86,002)

Net unrealized appreciation						$54,050

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Put
USD Currency	Bank of America N.A.	4,500,000	04/07/20	JPY	105.00	USD	4,500	$11,263
USD Currency	JPMorgan Chase Bank N.A.	4,500,000	04/08/20	JPY	104.00	USD	4,500	9,257

								$20,520

OTC Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.	3.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	$(1,271,971)	$(528,242)	$(743,729)
CMBX.NA.9.	3.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	3,000	(763,182)	(313,110)	(450,072)

								$(2,035,153)	$(841,352)	$(1,193,801)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$—	$—	$23,643	$23,643
Asset-Backed Securities	—	28,488,334	142,773	28,631,107
Corporate Bonds	513,972	101,789,925	385,715	102,689,612
Floating Rate Loan Interests	—	16,628,084	4,676,181	21,304,265
Foreign Agency Obligations	—	12,629,612	—	12,629,612
Non-Agency Mortgage-Backed Securities	—	29,515,691	774,645	30,290,336
Preferred Securities	—	7,964,748	73,616	8,038,364
U.S. Government Sponsored Agency Securities	—	1,034,348	—	1,034,348
Short-Term Securities:
Foreign Agency Obligations	—	385,397	—	385,397
Money Market Funds	6,967,717	—	—	6,967,717
Options Purchased:
Foreign Currency Exchange Contracts	—	20,520	—	20,520

	$7,481,689	$198,456,659	$6,076,573	$212,014,921

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	—	140,052	—	140,052
Interest rate contracts	755,462	—	—	755,462

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Liabilities:	Level 1	Level 2	Level 3	Total
Credit contracts	—	(1,193,801)	—	(1,193,801)
Foreign currency exchange contracts	—	(86,002)	—	(86,002)
Interest rate contracts	(1,069,068)	—	—	(1,069,068)

	$(313,606)	$(1,139,751)	$—	$(1,453,357)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stock	Total
Assets:
Opening balance, as of December 31, 2019	$—	$69,920	$399,054	$6,552,615	$797,483	$86,562	$7,905,634
Transfers into Level 3	183,385	—	—	1,097,282	—	—	1,280,667
Transfers out of Level 3	—	—	—	(765,083)	—	—	(765,083)
Accrued discounts/premiums	—	—	—	6,014	—	—	6,014
Net realized gain (loss)	—	—	—	923	—	—	923
Net change in unrealized appreciation (depreciation)(a)	(30,377)	(46,277)	85	(377,587)	—	(12,946)	(467,102)
Purchases	—	—	—	37	—	—	37
Sales	(10,235)	—	(13,424)	(1,838,020)	(22,838)	—	(1,884,517)

Closing balance, as of March 31, 2020	$142,773	$23,643	$385,715	$4,676,181	$774,645	$73,616	$6,076,573

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(a)	$(30,377)	$(46,277)	$85	$(372,359)	$—	$(12,946)	$(461,874)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS